Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

26.       REVENUE

	2024	2023	2022
Revenue from supply of energy (a)	34,341	31,671	30,158
Revenue from use of the electricity distribution systems (TUSD)	5,134	4,417	3,685
CVA and Other financial components (1)	423	(213)	(1,147)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (note 19)	513	1,909	2,360
Transmission revenue (b)
Operation and maintenance revenue	383	373	413
Construction revenue	425	242	407
Interest revenue arising from the financing component in the transmission contract asset (note 13)	433	524	575
Generation indemnity revenue (note 12.2)	86	93	47
Distribution construction revenue	4,712	3,899	3,246
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	104	149	39
Revenue on financial updating of the Concession Grant Fee (note 12.3)	447	412	467
Transactions in energy on the CCEE	92	146	183
Mechanism for the sale of surplus	-	(4)	453
Supply of gas	3,919	4,139	4,529
Fine for violation of service continuity indicator	(157)	(139)	(94)
PIS/Pasep and Cofins credits to be refunded to consumers	-	-	(830)
Other operating revenues (c)	2,906	2,316	2,658
Deductions on revenue (d)	(13,941)	(13,084)	(12,686)
Revenue	39,820	36,850	34,463

(1)	This income derives from the total additions and amortizations shown in note 13.4.

a)           Revenue from energy supply

	GWh (1)			R$
	2024	2023	2022	2024	2023	2022
Residential	14,430	13,311	11,956	12,970	10,794	10,133
Industrial	17,820	18,343	18,388	5,377	5,903	5,991
Commercial, services and others	11,802	11,443	10,410	6,613	6,314	6,155
Rural	3,578	3,507	3,359	2,528	2,238	2,050
Public authorities	1,031	973	863	937	786	660
Public lighting	973	1,056	1,138	546	498	535
Public services	920	1,055	1,404	728	744	841
Subtotal	50,554	49,688	47,518	29,699	27,277	26,365
Own consumption	30	30	31	-	-	-
Unbilled revenue	-	-	-	92	166	(189)
	50,584	49,718	47,549	29,791	27,443	26,176
Wholesale supply to other concession holders (2)	17,192	17,328	16,777	4,500	4,183	3,894
Wholesale supply unbilled, net	-	-	-	50	45	88
Total	67,776	67,046	64,326	34,341	31,671	30,158

(1)	Data not audited by independent auditors.
(2)

Includes Sale Contracts in the Regulated Market (CCEARs – Contratos de Comercialização de Energia no Ambiente Regulado) through the Surplus and Deficits Offsetting Mechanism (MSCD: Mecanismo de Compensação de Sobras e Déficits), sales on the Free Market, and the revenues from management of generation assets (GAG – Gestão de Ativos da Geração) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

b)          Transmission concession revenue

The margin defined for each performance obligation from the transmission concession contract is as follows:

	2024	2023	2022
Construction and upgrades Revenue (1)	425	242	407
Construction and upgrades costs	(290)	(172)	(291)
Margin	135	70	116
Mark-up (%)	46.55%	40.70%	39.86%
Operation and maintenance Revenue (1)	383	373	413
Operation and maintenance cost	(298)	(292)	(287)
Margin	85	81	126
Mark-up (%)	28.52%	27.74%	43.90%

(1)	This breakdown does not include the financial “Interest revenue arising from the financing component in the transmission contract asset” – which is also part of the concession’s transmission revenue.

c)           Other operating revenues

	2024	2023	2022
Charged service	18	21	19
Services rendered	98	85	66
Low-income subsidy	463	401	321
Subsidy SCEE (1)	(14)	129	-
Subsidy Eletrobras	104	51	432
Tariff flags subsidy	153	78	290
CDE subsidy to cover tariff discounts	1,334	984	931
Subsidies associated with the EUST	71	47	31
Rental and leasing	562	412	493
Contractual indemnities	-	6	-
Others	117	102	75
Total	2,906	2,316	2,658

(1)	The variation arises from Cemig D's Annual Tariff Readjustment.

Tariff subsidies

The following subsidies are reimbursed by transfers of funds from the Energy Development Account (Conta de Desenvolvimento Energético – CDE):

▪         Tariff flags subsidy: which are the amount of tariffs paid by users of public energy distribution service provided from incentive-bearing sources, rural supply, nocturnal irrigation, generation by incentive-bearing sources and public service

▪         Low-income subsidy

▪         Subsidy Energy Compensation System (Sistema de Compensação de Energia Elétrica - SCEE), which Aneel released for application in the Tariff Review of 2023 for compensation of distributed generation;

▪         Subsidy Eletrobras: the allowance for the amounts contributed by Eletrobras or its subsidiaries under CNPE Resolution 15/2021, transferred on to holders of energy distribution concessionaries and permissionaries; and

▪         Subsidy linked to Transmission Network Use Charge (Encargo de Uso da Rede de Transmissão - EUST).

In 2024, the revenue from subsidies reimbursed via the CDE was R$1,958 (R$1,565 in 2023).

Of this amount, the Company has a receivable of R$208 (R$196 on December 31, 2023), recognized in current assets under "Other assets", of which R$197 from Cemig D and R$11 from Cemig GT.

d)      Deductions on revenue

	2024	2023	2022
Taxes on revenue
ICMS	5,743	5,043	4,892
Cofins	3,193	3,032	2,948
PIS/Pasep	693	658	643
Others	7	7	5
	9,636	8,740	8,488
Charges to the customer
Global Reversion Reserve (RGR)	8	12	14
Energy Efficiency Program (PEE)	83	74	69
Energy Development Account (CDE)	3,873	3,949	4,057
Research and Development (R&D)	41	37	35
National Scientific and Technological Development Fund (FNDCT)	59	53	49
Energy System Expansion Research (EPE of MME)	30	27	25
Customer charges - Proinfa alternative sources program	58	63	77
Energy services inspection fee	41	37	33
Royalties for use of water resources	68	53	54
Customer charges - the ‘Flag Tariff’ system	-	-	(252)
CDE on R&D	18	16	15
CDE on PEE	26	23	22
	4,305	4,344	4,198
Total	13,941	13,084	12,686

Accounting policy

Revenue recognition

In general, for the Company and its subsidiaries’ business in the energy sector, gas and other, revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company and its subsidiaries expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due. Below are the material accounting policies linked to the Company's revenues.

Revenue from energy supply

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly.

Wind farms are subject to a minimum amount of energy generation to be sold through Proinfa. When the difference between the energy actually generated and the energy contracted is positive, the Company recognizes a receivable that will be settled during the following year. On the other hand, when the difference is negative, the Company makes a provision for non-performance, deducting the revenue for the period.

Revenue from gas

Revenues from the sale of gas are recognized on a monthly basis, when gas is supplied, based on the volume measured and invoiced, measured in accordance with the tariffs specified in the contractual terms. Revenues from gas distribution are calculated on the basis of the volumes contracted and the volumes actually distributed, in accordance with the contractual terms and regulations.

Revenue from Use of Distribution Systems (TUSD)

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the period in which the services are provided.

CVA and Other financial components in tariff adjustments

The results from variations in the CVA account (Parcel A Costs Variation Compensation Account), and in Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimated non-manageable costs of the subsidiary Cemig D and the cost actually incurred. The amounts recognized arise from balances recorded in the current period, homologated or to be homologated in tariff adjustment processes. For more information, please see Note 12.

Revenue from transmission concession

Revenues from transmission concession services are recognized in the income monthly and include:

•         Construction revenue: corresponds to the performance obligation to build the transmission infrastructure. They are recognized according to the stage of completion of the works (construction phase) and measured based on the cost incurred, including PIS/Pasep and Cofins taxes over the total revenues and the income margin of the project. More information in Note 13.

•         Operation and maintenance revenue: corresponds to the performance obligation of operation and maintenance specified in the transmission concession contract, after termination of the construction phase. They are recognized when the services are rendered and the invoices for the RAPs are issued.

•         Financial revenue related to financing component of transmission: corresponds to the significant financing component in the contract asset and is recognized by the effective interest rate method based on the rate determined at the start of the investments, which is not subsequently changed, except for an Periodic Tariff Review process that generates a change in structure of the investments or a change in the rate of return on capital. The average of the implicit rates is 6.86%. The rates are determined for each authorization and are applied on the amount to be received (future cash flow) over the contract duration. This includes financial updating by the inflation index specified for each transmission contract.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

The Resolution Aneel 729/2016 regulates the Variable Portion (‘Parcela Variável’ or ‘PV’), which is the pecuniary penalty applied by the grantor as a result of any unavailability’s or operational restrictions on facilities that are part of the National Grid and the surcharge corresponding to the pecuniary bonuses provided to concessionaries as an incentive to improve the transmissions facilities availability.

Revenue on financial updating of the Concession Grant Fee

Represents the inflation adjustment using the IPCA inflation index, plus interest, on the Concession Grant Fee for the concession awarded as Lot D of Auction 12/2015, as described in Note 12.

Energy transactions on the CCEE (Power Trading Chamber)

The revenue from transactions made through the Power Trading Chamber (Câmara de Comercialização de Energia Elétrica, or CCEE) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE, for which the consideration corresponds to the product of energy sold at the Spot Price.

Government subsidies

Government grants are recognized when there is reasonable assurance that all conditions established and related to the grant will be met and that it will be received, in accordance with IAS 20.

The subsidiary Cemig D receives amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs granted to users of the public energy distribution service – TUSD.

The subsidiaries Cemig GT, Centroeste and Sete Lagoas receive amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs of EUST (charges for use of the transmission system). These amounts are recognized in the Statement of income in a monthly basis as those subsidiaries acquire the right of receive them.

Estimations and judgments

Supply and distribution of electricity and gas

The Company recognizes the revenues corresponding to the supply of energy and unbilled gas for the period between the last billing and the end of each month, estimated based on the contracted supply and the volume of gas consumed and not billed in the period.

The revenues of the gas distribution service are recognized monthly, even if there is no use of the system, namely:

•         Utilization of the contracted capacity in amounts as from 85%: The revenue recognized will correspond to the utilization;

•         Utilization of the contracted capacity in amounts less than 85%: Revenue is capped at a maximum of 85% of the value relative to full utilization.

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly.

Unbilled supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted and on the volume of energy delivered but not yet billed.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

Transmission

The construction margin is defined on the basis of the Company's best estimates of profitability at the time the investment projects are initially conceived. Changes in the initial measurement of the transaction price, which may give rise to a change in the profitability determined organically and remeasurement of the contract asset, are dealt with at the time of the periodic tariff review.

The income margin on operation and maintenance of transmission infrastructure is determined based on the individual sale price of the service, based on available information costs incurred for the provision of services of operation and maintenance, on the value of the consideration that the entity expects to have the right, in exchange for the services promised to the client, in cases where the Company’s transmission subsidiaries have the right, separately, to the remuneration for the activity of operation and maintenance, as per IFRS 15 - Revenue from contracts with clients.

The Company assessed the variable parcel effects ('PV'), based on historical data, and concluded that the variable consideration arising from the PV estimated is not material. Therefore, for both situations described, it is recognized as an adjustment to revenue, either as an increase in or a reduction of operation and maintenance revenue, when it occurs.